Income Taxes - Schedule of Deferred Tax (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets
Miscellaneous	$ 8,197	$ 3,916
Allowance for doubtful accounts	41,129	13,517
Allowance for inventories	87,601	94,703
Tax loss	317,399	199,153
Operating lease liabilities	123,733
Total	578,058	311,289
Less: valuation allowance	(392,269)	(145,306)
Total deferred tax assets	185,789	165,983
Deferred tax liabilities – operating lease right-of-use assets	$ 133,973